ACQUISITION OF WILSON-DAVIS - Broker-Dealer Acquisition Agreement (Details)		6 Months Ended
	Feb. 07, 2024 USD ($) D item	Jun. 30, 2024 USD ($)	Dec. 31, 2024	May 09, 2024
ACQUISITION OF WILSON-DAVIS
Number of amendments to the Broker-Dealer Acquisition Agreement | item	2
Reduction in total purchase price payable	$ 5,000,000
Cash payable	$ 8,000,000	$ 8,092,568
Interest rate (in percent)			12.00%
Conversion term at the option of holder after the closing date	6 months
WILSON-DAVIS
ACQUISITION OF WILSON-DAVIS
Cash payable	$ 8,092,569
WILSON-DAVIS | Short term
ACQUISITION OF WILSON-DAVIS
Short-term and long-term notes	$ 5,000,000
Maturity (in days)	90 days
Interest rate (in percent)	9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Conversion rate, Number of trading days over which the VWAP is considered | D	7
WILSON-DAVIS | Long term
ACQUISITION OF WILSON-DAVIS
Short-term and long-term notes	$ 7,971,197
Maturity (in days)	24 months
Interest rate (in percent)	13.00%			13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Conversion rate, Number of trading days over which the VWAP is considered | D	7
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)	85.00%